Schedule of Investments (unaudited) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.1%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	$3,595	$4,387,690
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	1,000	1,003,672
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	1,691	1,840,729

		7,232,091

Alaska — 0.5%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/24(c)	3,000	3,408,723

Arizona — 4.5%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,631,995
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,836,845
Series G, 5.00%, 07/01/47	715	819,449
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	1,169,805
Industrial Development Authority of the City of Phoenix, RB(c)
6.63%, 07/01/23	2,245	2,471,361
6.88%, 07/01/23	3,440	3,800,412
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	600	666,086
5.00%, 07/01/45	700	754,815
Series A, 5.00%, 07/01/35	1,125	1,248,912
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	9,805	13,716,313

		29,115,993

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	3,790	4,185,051

California — 4.0%
California Community Choice Financing Authority RB, Series A, 4.00%, 10/01/52(a)	3,005	3,473,570
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	1,470	1,696,583
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	1,155	1,308,768
Series 2021-1, Class A, 3.50%, 11/20/35	1,277	1,455,901
California Infrastructure & Economic Development Bank, RB, Series D, 0.41%, 08/01/47(a)	1,335	1,336,064
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	3,314,771
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,025	1,044,172
Series A-2, 5.00%, 06/01/47	855	870,095
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/46(d)	10,000	5,110,920
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/50	5,000	6,072,145

		25,682,989

Colorado — 1.6%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	1,025	1,072,740

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB 4.00%, 11/15/43	$2,320	$2,716,588
Series A, 5.00%, 08/01/44	3,840	4,779,045
E-470 Public Highway Authority, Refunding RB, Series B, 0.38%, 09/01/39(a)	510	509,768
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/23(c)	1,000	1,126,147

		10,204,288

Connecticut — 0.8%
Connecticut State Health & Educational Facilities
Authority, Refunding RB, Series 2015-A, 0.38%, 07/01/35(a)	1,430	1,426,286
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	4,089,248

		5,515,534

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	3,332,942

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/26	3,055	3,650,847

Florida — 5.6%
Celebration Pointe Community Development District, SAB(b)
5.00%, 05/01/32	860	952,042
5.00%, 05/01/48	2,160	2,349,078
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,340,914
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(c)	3,750	3,854,966
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	255	274,052
5.25%, 05/01/37	470	523,717
5.38%, 05/01/47	770	852,280
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	5,161,606
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,932,378
Miami-Dade County Seaport Department Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	1,080	1,253,643
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	300	343,721
Series B, 5.00%, 11/15/42	135	163,883

		36,002,280

Georgia — 2.0%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	1,575	1,798,841
Georgia Ports Authority, RB, 4.00%, 07/01/51(e)	4,325	5,163,418
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,824,538
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	3,268,392

		13,055,189

Illinois — 10.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	3,093,898
Series D, 5.00%, 12/01/46	3,570	3,923,407
Series H, 5.00%, 12/01/36	865	1,020,151

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	$1,200	$1,389,746
Series D, 5.00%, 12/01/25	1,560	1,806,663
Series G, 5.00%, 12/01/34	865	1,023,408
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,702,942
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,114,145
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,408,525
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(c)	1,785	1,924,355
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	2,525	2,846,539
Series C, 5.00%, 02/15/41	3,600	4,297,514
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,700,715
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,515	2,936,303
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	8,755	3,273,188
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,010	2,257,791
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	4,872,563
State of Illinois, GO
Series A, 4.00%, 03/01/41	115	133,509
Series D, 5.00%, 11/01/28	6,965	8,344,216
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	3,725	3,740,593

		64,810,171

Indiana — 1.4%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,493,896
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(c)	2,640	2,833,897
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 03/01/25(c)	3,000	3,439,074

		8,766,867

Iowa — 2.0%
Iowa Finance Authority, RB
5.00%, 05/15/36	1,050	1,196,993
Series A, 5.00%, 05/15/48	6,750	7,581,505
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	4,000	4,338,060

		13,116,558

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,965	2,118,960
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/40	3,700	4,236,307

		6,355,267

Louisiana — 2.0%
Parish of St. Charles Louisiana, RB, 4.00%, 12/01/40(a)	2,210	2,247,404
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 05/15/32	4,375	4,464,329

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 05/15/33	$4,750	$4,846,715
Series A, 5.25%, 05/15/35	1,500	1,595,713

		13,154,161

Maine — 1.5%
Maine Turnpike Authority, RB, 4.00%, 07/01/45	8,195	9,573,989

Maryland — 2.6%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	602,845
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,809,152
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,940,283
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	7,193,902

		16,546,182

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	2,248,298
Series A, 5.00%, 01/01/47	845	980,039
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,935,963
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 4.00%, 07/01/44	6,180	6,989,741

		12,154,041

Michigan — 2.6%
Michigan Finance Authority, Refunding RB
4.00%, 09/01/50	855	984,986
Series C, Class 1, 4.00%, 06/01/49	2,500	2,866,460
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	340	338,874
Series A, 2.55%, 10/01/51	6,890	6,858,085
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,775	2,115,699
State of Michigan Trunk Line Revenue RB, 4.00%, 11/15/46	3,310	3,967,012

		17,131,116

Minnesota — 0.7%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	1,500	1,578,495
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	781,136
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	2,196,608

		4,556,239

Mississippi — 3.9%
County of Lowndes Mississippi, Refunding RB
Series A, 6.80%, 04/01/22	9,160	9,349,768
Series B, 6.70%, 04/01/22	4,500	4,591,741
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,303,495

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
State of Mississippi, RB
Series A, 5.00%, 10/15/37	$1,105	$1,355,759
Series A, 4.00%, 10/15/38	5,535	6,359,051

		24,959,814

Montana — 0.6%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	245	259,171
Series B-2, 3.60%, 12/01/47	380	399,096
Montana Facility Finance Authority, Refunding RB, Series A, 3.00%, 06/01/50	2,760	2,942,924

		3,601,191

Nebraska — 1.0%
Central Plains Energy Project, RB, 5.00%, 09/01/42	6,200	6,402,666

Nevada — 2.4%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,677,718
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,841,089
Series A-1, (AGM), 4.00%, 06/01/46	245	271,543
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	4,080	5,024,088
Series A, 5.00%, 06/01/37	1,500	1,847,539

		15,661,977

New Jersey — 9.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,527,946
New Jersey Economic Development Authority, RB Series UU, 5.00%, 06/15/40	2,755	3,008,162
AMT, 5.13%, 01/01/34	1,050	1,139,669
AMT, 5.38%, 01/01/43	10,000	10,902,960
Series A, AMT, 5.63%, 11/15/30	1,530	1,671,800
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	4,090	4,474,939
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	8,750	9,356,471
Series AA, 5.25%, 06/15/41	780	888,761
Series AA, 5.00%, 06/15/44	4,450	4,846,624
Series BB, 4.00%, 06/15/50	3,795	4,257,368
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	4,875,301
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	6,698,758
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,730	2,133,048
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	4,550	5,495,335
Sub-Series B, 5.00%, 06/01/46	665	776,326

		62,053,468

New York — 6.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,409,590
City of New York, GO, Series C, 4.00%, 08/01/40	5,000	5,919,695
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,444,491
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	1,400	1,589,906
New York Counties Tobacco Trust IV, Refunding RB Series A, 5.00%, 06/01/38	3,665	3,669,442

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB (continued)
Series A, 6.25%, 06/01/41(b)	$3,400	$3,452,176
New York Liberty Development Corp., Refunding RB(b)
Series 2, Class 2, 5.15%, 11/15/34	460	513,301
Series 2, Class 2, 5.38%, 11/15/40	1,145	1,280,054
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	7,500	8,761,162
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	665	824,543
AMT, 5.00%, 10/01/40	1,875	2,288,132
AMT, 4.00%, 10/31/46	1,175	1,351,184
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/38	500	567,977
Series A, Class A, AMT, 4.00%, 12/01/39	500	581,240
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	2,081,769
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	3,106,744

		42,841,406

North Carolina — 0.7%
North Carolina Medical Care Commission, RB
4.00%, 09/01/41	160	183,545
4.00%, 09/01/46	155	175,596
4.00%, 09/01/51	250	282,727
Series A, 4.00%, 10/01/50	365	408,906
Series A, 5.00%, 10/01/50	980	1,176,412
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 4.00%, 01/01/55	1,045	1,193,132
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	525	825,782

		4,246,100

North Dakota — 0.2%
University of North Dakota COP, Series A, (AGM), 4.00%, 06/01/46	990	1,142,417

Ohio — 4.9%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	1,067,480
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,590	8,690,474
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	490	579,378
4.00%, 07/01/51	425	499,550
County of Franklin Ohio, RB, Series A, 6.13%, 07/01/22(c)	1,690	1,747,916
County of Montgomery Ohio, RB, 5.45%, 11/13/23(c)	7,430	8,167,650
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	585	682,187
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	5,000	5,452,740
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,995,047

		31,882,422

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,205	2,678,841

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 1.0%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	$800	$965,125
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 4.00%, 07/01/50	5,000	5,701,925

		6,667,050

Pennsylvania — 11.5%
Allegheny County Airport Authority, RB, Series A, AMT, 5.00%, 01/01/51	1,930	2,389,651
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,725	1,980,348
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/25(c)	365	429,424
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/49	6,030	7,561,795
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,435	1,635,604
Geisinger Authority, Refunding RB, Series A, 4.00%, 04/01/50	4,260	4,876,103
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	6,750	7,699,050
Series A, 5.00%, 09/01/48	3,330	4,018,567
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,484,001
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	2,182,287
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	2,565	2,987,920
Pennsylvania Housing Finance Agency RB, S/F Housing, 2.45%, 10/01/41(e)	410	411,398
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	7,000	7,445,690
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	519,234
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,871,323
Series A, Subordinate, 5.00%, 12/01/44	4,540	5,634,077
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	2,057,972
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,599,958
(SAW), 5.00%, 03/01/43	2,145	2,609,019
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,256,984

		74,650,405

Puerto Rico — 5.3%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,340	1,374,469
5.63%, 05/15/43	1,335	1,351,251
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	3,820	3,926,509
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,849,818
Series A-1, Restructured, 5.00%, 07/01/58	12,657	14,549,095
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,518,947

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$3,133	$3,575,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,130	3,381,698

		34,527,502

Rhode Island — 1.5%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	258,520
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	6,820	7,418,005
Series B, 5.00%, 06/01/50	2,000	2,216,710

		9,893,235

South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	3,236,705
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	816,804
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,447,434

		11,500,943

Texas — 9.8%
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(c)	4,715	5,463,752
Central Texas Regional Mobility Authority, Refunding RB, Series A, Senior Lien, 5.00%, 01/01/23(c)	6,925	7,282,822
City of Houston Texas Airport System Revenue, Refunding RB Sub-Series D, 5.00%, 07/01/37	4,005	4,934,096
AMT, 5.00%, 07/01/29	2,135	2,307,038
Sub-Series A, AMT, 4.00%, 07/01/35	990	1,191,605
Sub-Series A, AMT, 4.00%, 07/01/36	990	1,186,234
County of Nueces Texas, Refunding GO
4.00%, 02/15/37	575	683,027
4.00%, 02/15/39	1,205	1,427,791
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	850	911,720
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 04/01/25(c)	500	574,543
Series A, 0.00%, 08/15/37(b)	2,000	2,001,358
North Texas Education Finance Corp., RB, Series A, 5.13%, 06/01/22(c)	1,000	1,024,310
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,618,425
Series A, 5.00%, 01/01/48	5,350	6,485,382
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/44	3,500	3,791,309
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	10,720	14,136,421
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,575	4,290,032

		63,309,865

Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 4.00%, 07/01/51	3,905	4,533,674

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 3.8%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	$430	$436,407
Series A, 5.50%, 03/01/46	1,475	1,479,606
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,728,745
Virginia Small Business Financing Authority, RB AMT, 5.00%, 07/01/49	1,990	1,996,744
AMT, 5.00%, 12/31/52	7,895	9,307,179
AMT, Senior Lien, 6.00%, 01/01/37	2,150	2,214,266
AMT, Senior Lien, 5.50%, 01/01/42	5,140	5,276,004

		24,438,951

Washington — 3.1%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,295	1,528,258
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	4,905	5,864,354
State of Washington, COP
Series B, 5.00%, 07/01/36	1,725	2,144,192
Series B, 5.00%, 07/01/38	2,300	2,855,747
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	4,010	4,249,702
Washington Health Care Facilities Authority, Refunding RB, 4.00%, 09/01/45	3,000	3,456,396

		20,098,649

Wisconsin — 1.7%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	225,198
Series A, 4.00%, 11/15/37	325	374,975
Series A, 5.00%, 11/15/41	2,180	2,646,315
Series A, 5.00%, 06/01/51(b)	680	747,020
Series A, 5.00%, 06/01/61(b)	870	952,045
Public Finance Authority, Refunding RB, Series A, 5.00%, 11/15/49	1,095	1,271,587
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	5,075,169

		11,292,309

Wyoming — 0.6%
Wyoming Community Development Authority, Refunding RB, Series 2, 4.05%, 12/01/38	2,170	2,235,415
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(c)	1,120	1,359,568

		3,594,983

Total Municipal Bonds — 118.6%
(Cost: $698,191,649)		767,528,386

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 1.8%
Maricopa County Industrial Development Authority, RB, 4.00%, 01/01/48	10,000	11,638,545

Security	Par (000)	Value

California — 2.7%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$14,998	$17,721,170

Colorado(g) — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	6,504	8,033,133
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	3,290	3,734,231

		11,767,364

Florida — 3.6%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	11,360,017
Miami Dade Cnty Fl Seaport Rev, 4.00%, 10/01/49	10,005	11,738,303

		23,098,320

Illinois — 2.0%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,711,081

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	5,542	6,285,612
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,133	12,627,557

		18,913,169

Maryland — 2.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	4,897	5,801,519
Maryland Stadium Authority, RB, 5.00%, 05/01/47	5,509	6,751,895

		12,553,414

Michigan(g) — 2.5%
Michigan Finance Authority, RB 4.00%, 02/15/47.	7,434	8,597,536
Series A, 4.00%, 02/15/44	6,646	7,686,068

		16,283,604

New Jersey — 2.4%
South Jersey Transportation Authority, RB (BAM), Series A, 4.00%, 11/01/50	13,590	15,703,048

New York — 1.8%
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/46	10,000	11,698,345

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	735	736,496

Pennsylvania — 3.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	8,402,500

5

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	$10,009	$11,408,205
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,469,915

		24,280,620

Texas — 3.4%
Harris County Health Facilities Development Corp, Refunding RB, Series B, 5.75%, 07/01/27	18,390	22,141,146

Virginia — 1.3%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	6,960	8,346,199

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	10,000	12,821,915

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.1% (Cost: $202,015,045)		220,414,436

Total Long-Term Investments — 152.7% (Cost: $900,206,694)		987,942,822

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	689,996	690,065

Total Short-Term Securities — 0.1% (Cost: $690,065)		690,065

Total Investments — 152.8% (Cost: $900,896,759)		988,632,887

Other Assets Less Liabilities — 1.6%		9,817,294

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.7)%		(107,717,791)

VMTP Shares at Liquidation Value — (37.7)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$646,932,390

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2024 to August 1, 2027, is $26,783,833.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$977,136	$—	$(287,062	)(a)	$142	$(151)	$690,065	689,996	$56	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	82	03/22/22	$10,724	$19,349
U.S. Long Bond	51	03/22/22	8,272	(20,642)
5-Year U.S. Treasury Note	59	03/31/22	7,161	19,671

				$18,378

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$767,528,386	$—	$767,528,386
Municipal Bonds Transferred to Tender Option Bond Trusts	—	220,414,436	—	220,414,436
Short-Term Securities
Money Market Funds	690,065	—	—	690,065

	$690,065	$987,942,822	$—	$988,632,887

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$39,020	$—	$—	$39,020
Liabilities
Interest Rate Contracts	(20,642)	—	—	(20,642)

	$18,378	$—	$—	$18,378

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniVest Fund, Inc. (MVF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(107,698,307)	$—	$(107,698,307)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(351,498,307)	$—	$(351,498,307)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable

Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8